Prepayments and Other Current Assets	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Prepayments and Other Current Assets
6.
Prepayments and other current assets

	As of December 31, 2023	As of March 31, 2023
Balance with statutory authorities	1,239,594	1,189,787
Unbilled revenue	2,134,765	868,382
Advances given (net of doubtful advances of $229,229 as of December 31, 2023 and $225,495 as of March 31, 2023)	3,246,326	922,380
Other receivables	2,918,159	126,928
Prepayments	1,771,555	22,091
Forward purchase agreement	24,462,103	—
Deposits	74,953	52,368
	35,847,455	3,181,936

i) Advances given include:

a)
$2,733,380 and $826,057 of advances to suppliers as of December 31, 2023 and March 31, 2023, respectively. Advances to suppliers include related party balance of $76,507 and $0 as of December 31, 2023 and March 31, 2023 respectively.
b)
$144,252 and $55,753 of advances to employees as of December 31, 2023 and March 31, 2023, respectively. Advances to employees include related party balances of $9,798 and $28,516 as of December 31, 2023 and as of March 31, 2023.
c)
$344,914 and $0 of loans and advances to related parties as of December 31, 2023 and March 31, 2023, respectively.

ii) Forward purchase agreement

On August 25 2023, Vahanna entered into an agreement with (i) Meteora Capital Partners, LP (“MCP”), (ii) Meteora Select Trading Opportunities Master, LP (“MSTO”), and (iii) Meteora Strategic Capital, LLC (“MSC” and, collectively with MCP and

MSTO, “Seller”) (the “Forward Purchase Agreement” or “FPA”) for OTC Equity Prepaid Forward Transactions. Vahanna is referred to as the “Counterparty” prior to the consummation of the Business Combination, while the Parent Company is referred to as the “Counterparty” after the consummation of the Business Combination.

The Forward Purchase Agreement represents the recognition of the cash payments to the Seller of $46.1 million (including prepayment of $46 million and the reimbursable transaction cost of $0.1 million) and the Forward Purchase Agreement with regard to 4,297,745 shares (recycled shares) and 702,255 shares (FPA subscription shares). The fair value of the Forward Purchase Agreement is comprised of the Prepayment Amount ($46.1 million) and is reduced by the economics of the downside provided to the Sellers ($23.5 million) and the estimated consideration payment at the Cash Settlement Payment Date ($22.6 million). The Forward Purchase Agreement will be remeasured at fair value with changes in earnings in the future periods. Forward Purchase Agreements are treated as a Financial Instrument and revalued at each reporting date with the corresponding earnings (loss) reflected in the consolidated statements of operations as a change in fair value of Forward Purchase Agreement.

During the three months ended December 31, 2023, an amount of $2,290,633 was received from the Seller and accordingly the value of Forward Purchase Agreement was adjusted. Further, on account of fair valuation of the Forward Purchase Asset as of December 31, 2023, a gain of $4,152,541 was recorded.

Assumptions used in calculating estimated fair value of Forward Purchase Agreement as of December 31, 2023 is as follows:

Volatility	62.80%
Risk-free rate	3.88%
Dividend yield	0.00%
Strike price	10.77
Remaining term (years)	1.25 years

4.
Prepayments and other current assets

	As of March 31, 2023	As of March 31, 2022
Balance with statutory authorities	1,189,787	1,159,501
Unbilled revenue	868,382	1,264,837
Advances given (net of doubtful advances of $225,495 as of March 31, 2023 and $244,540 as of March 31, 2022)	922,380	553,879
Other receivables	126,928	129,732
Prepayments	22,091	27,554
Deposits	52,368	36,950
	3,181,936	3,172,453

Advances given include:

a)
$826,057 and $480,810 of advance to suppliers as of March 31, 2023 and 2022, respectively. Advance to suppliers include related party balance of USD NIL and $ 4,828 as of March 31, 2023 and 2022, respectively.
b)
$55,753 and $59,277 of advance to employees as of March 31, 2023 and 2022, respectively. Advance to employees include related party balances of $28,516 and $27,329 as of March 31, 2023 and 2022, respectively.
$116,523 other advances include related party balance of $53,362 as of March 31, 2023.